Share-based Compensation Stock Incentive Plans - Stock Incentive Plans (Details) - shares	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2024	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
AEON 2013 Stock Incentive Plan
Share-based Compensation Stock Incentive Plans
Aggregate number of shares available for future grant					27,884,000
Minimum shareholding as a percentage of total combined voting power of all classes of stock of the Company			10.00%
Exercise price of options as a percentage of the estimated fair value of the Company's common stock, maximum			110.00%
AEON 2013 Stock Incentive Plan | Stock options issued and outstanding
Share-based Compensation Stock Incentive Plans
Expiration term of awards			10 years
Percentage of vesting on the first anniversary of the date of grant			25.00%
AEON 2013 Stock Incentive Plan | Stock options issued and outstanding | Minimum
Share-based Compensation Stock Incentive Plans
Vesting period			3 years
AEON 2013 Stock Incentive Plan | Stock options issued and outstanding | Maximum
Share-based Compensation Stock Incentive Plans
Vesting period			4 years
AEON 2013 Stock Incentive Plan | Stock options granted to a 10% stockholder
Share-based Compensation Stock Incentive Plans
Expiration term of awards			5 years
AEON 2013 Stock Incentive Plan | Restricted stock awards | Minimum
Share-based Compensation Stock Incentive Plans
Vesting period			1 year
AEON 2013 Stock Incentive Plan | Restricted stock awards | Maximum
Share-based Compensation Stock Incentive Plans
Vesting period			3 years
ABP Sub Inc. 2019 Incentive Award Plan
Share-based Compensation Stock Incentive Plans
Aggregate number of shares available for future grant			0	237,500
Minimum shareholding as a percentage of total combined voting power of all classes of stock of the Company	10.00%
Exercise price of options as a percentage of the estimated fair value of the Company's common stock, maximum	110.00%
ABP Sub Inc. 2019 Incentive Award Plan | Stock options issued and outstanding
Share-based Compensation Stock Incentive Plans
Expiration term of awards	10 years
Percentage of vesting on the first anniversary of the date of grant	25.00%
ABP Sub Inc. 2019 Incentive Award Plan | Stock options issued and outstanding | Minimum
Share-based Compensation Stock Incentive Plans
Vesting period	3 years
ABP Sub Inc. 2019 Incentive Award Plan | Stock options issued and outstanding | Maximum
Share-based Compensation Stock Incentive Plans
Vesting period	4 years
ABP Sub Inc. 2019 Incentive Award Plan | Stock options granted to a 10% stockholder
Share-based Compensation Stock Incentive Plans
Expiration term of awards	5 years
ABP Sub Inc. 2019 Incentive Award Plan | Restricted stock awards | Minimum
Share-based Compensation Stock Incentive Plans
Vesting period	1 year
ABP Sub Inc. 2019 Incentive Award Plan | Restricted stock awards | Maximum
Share-based Compensation Stock Incentive Plans
Vesting period	3 years
AEON Biopharma Inc 2023 Incentive Award Plan
Share-based Compensation Stock Incentive Plans
Aggregate number of shares available for future grant		2,859,778		3,839,892
AEON Biopharma Inc 2023 Incentive Award Plan | Stock options issued and outstanding
Share-based Compensation Stock Incentive Plans
Expiration term of awards		10 years
AEON Biopharma Inc 2023 Incentive Award Plan | Stock options issued and outstanding | Minimum
Share-based Compensation Stock Incentive Plans
Vesting period		3 years
AEON Biopharma Inc 2023 Incentive Award Plan | Stock options issued and outstanding | Maximum
Share-based Compensation Stock Incentive Plans
Vesting period		4 years